General Information, Organization and Basis of Preparation - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General Information Organization And Basis Of Preparation [Line Items]
Cash provided by operating activities	¥ 5,239	¥ 4,885	¥ 6,200
Cash used in financing activities	(3,710)	5,292	(31)
VIEs And Subsidiaries Of VIEs [Member]
General Information Organization And Basis Of Preparation [Line Items]
Capital reserve and statutory reserves	4,069	4,185
Cash provided by operating activities	(671)	454	(182)
Cash used in financing activities	3,462	715	¥ (34)
VIEs And Subsidiaries Of VIEs [Member] | Previously Reported [Member]
General Information Organization And Basis Of Preparation [Line Items]
Cash provided by operating activities	81	768
Cash used in financing activities	¥ 81	¥ 768